CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (1,699,570)	$ (606,460)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization	0	0
Depreciation	15,020	0
Shares issued for services	560,310	0
Discount amortization	0	0
Changes in operating assets and Liabilities:
Increase/ (decrease) in accrued interest payable	9,865	55,040
Increase/(decrease) in other current liabilities	0	0
Increase/ (decrease) in accounts payable	(23,726)	0
Net cash used in operating activities	(1,138,101)	(551,420)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in Subsidiary	(62,500)	0
Net cash provided by (used in) investing activities	(62,500)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans from stockholder	0	0
Proceeds from Notes Payable	0	0
Proceeds from sale of stock	1,231,000	551,420
Principal payments on convertible debt	(22,500)	0
Net cash provided by (used in) financing activities	1,208,500	551,420
Net increase (decrease) in cash and cash equivalents	7,899	0
Cash and cash equivalents - beginning of period	25
Cash and cash equivalents - end of period	7,924	0
NON CASH TRANSACTIONS
Shares issued from liabilities	0	0
Stock Dividend	$ 1,725	$ 0